LEASE LIABILITIES	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
LEASE LIABILITIES

22.	LEASE LIABILITIES

The Group entered into a three-year non-cancellable operating lease contract for leasing a corporate office in Hong Kong since January 2022. In January 2025, upon the expiry of the three-year lease, a new one-year lease contract for the same office premises was entered into by another subsidiary of the Group. The new lease does not contain a purchase option and qualifies as a short-term lease under IFRS 16, with short-term lease expenses of HK$169,000 (2023 and 2024: HK$nil) recognized in profit or loss for the year ended March 31, 2025.

	As of March 31,
	2024	2025
	HK$’000	HK$’000

As of April 1	1,827	843
Interest expenses	68	18
Lease payment	(1,052)	(861)

As of March 31	843	-

Lease Liabilities
Current potion	843	-

Maturity analysis
Less than one year	861	696
Total undiscounted lease liabilities	861	696
Amount representing implicit interest	(18)	-

Lease obligation	843	696

The weighted average incremental borrowing rates applied to lease liabilities is 5% (2024 and 2023: 5%).

Interest expenses for the years ended March 31, 2023, 2024 and 2025 amounted to HK$115,000, HK$68,000 and HK$18,000, respectively, which were included in finance costs.